Long-term debt	12 Months Ended
Dec. 31, 2024
Long-term debt
Long-term debt

13. Long-term debt

The following table summarizes Vermilion’s outstanding long-term debt:

	As at
	Dec 31, 2024	Dec 31, 2023
2025 senior unsecured notes	398,275	395,839
2030 senior unsecured notes	565,181	518,176
Long-term debt	963,456	914,015

The fair value of the 2025 senior unsecured notes as at December 31, 2024 was $397.8 million (December 31, 2023 - $392.7 million). The fair value of the 2030 senior unsecured notes as at December 31, 2024 was $571.2 million (December 31, 2023 - $511.7 million).

At December 31, 2024 Vermilion's revolving credit facility was undrawn.

The following table reconciles the change in Vermilion’s long-term debt:

	2024	2023
Balance at January 1	914,015	1,081,351
Net repayments on the revolving credit facility	—	(146,324)
Repurchases of senior unsecured notes	(31,561)	—
Amortization of transaction costs	2,276	60,004
Foreign exchange	78,726	(81,016)
Balance at December 31	963,456	914,015

Revolving credit facility

As at December 31, 2024, Vermilion had in place a bank revolving credit facility maturing May 26, 2028 with the following terms:

	As at
	Dec 31, 2024	Dec 31, 2023
Total facility amount	1,350,000	1,600,000
Letters of credit outstanding	(22,731)	(18,116)
Unutilized capacity	1,327,269	1,581,884

The facility can be extended from time to time at the option of the lenders and upon notice from Vermilion. If no extension is granted by the lenders, the amounts owing pursuant to the facility are due at the maturity date. The facility is secured by various fixed and floating charges against the subsidiaries of Vermilion.

On May 17, 2024, the maturity date of the facility was extended to May 26, 2028 (previously May 28, 2027) and the total facility amount of $1.6 billion was reduced to $1.35 billion, with an accordion feature to increase the aggregate amount available under the facility to $1.6 billion. As at December 31, 2024, the revolving credit facility was undrawn.

The facility bears interest at a rate applicable to demand loans plus applicable margins.

As at December 31, 2024, the revolving credit facility was subject to the following financial covenants:

		As at
Financial covenant	Limit	Dec 31, 2024	Dec 31, 2023
Consolidated total debt to consolidated EBITDA	Less than 4.0	0.72	0.65
Consolidated total senior debt to consolidated EBITDA	Less than 3.5	—	—
Consolidated EBITDA to consolidated interest expense	Greater than 2.5	16.59	17.33

The financial covenants include financial measures defined within the revolving credit facility agreement that are not defined under IFRS Accounting Standards. These financial measures are defined by the revolving credit facility agreement as follows:

●	Consolidated total debt: Includes all amounts classified as “Long-term debt” and “Lease obligations” (including the current portion included within “Accounts payable and accrued liabilities” but excluding operating leases as defined under IAS 17) on the consolidated balance sheet.
●	Consolidated total senior debt: Consolidated total debt excluding unsecured and subordinated debt.
●	Consolidated EBITDA: Consolidated net loss before interest, income taxes, depreciation, accretion and certain other non-cash items, adjusted for the impact of the acquisition of a material subsidiary.
●	Consolidated total interest expense: Includes all amounts classified as “Interest expense”, but excludes interest on operating leases as defined under IAS 17.

In addition, Vermilion's revolving credit facility has provisions relating to its liability management ratings in Alberta and Saskatchewan whereby if Vermilion's security adjusted liability management ratings fall below specified limits in a province, a portion of the asset retirement obligations are included in the definitions of consolidated total debt and consolidated total senior debt. An event of default occurs if Vermilion's security adjusted liability management ratings breach additional lower limits for a period greater than 90 days. As of December 31, 2024, Vermilion’s liability management ratings were higher than the specified levels, and as such, no amounts relating to asset retirement obligations were included in the calculation of consolidated total debt and consolidated total senior debt.

As at December 31, 2024 and December 31, 2023, Vermilion was in compliance with the above covenants.

2025 senior unsecured notes

On March 13, 2017, Vermilion issued US $300.0 million of senior unsecured notes at par. The notes bear interest at a rate of 5.625% per annum, to be paid semi-annually on March 15 and September 15. The notes mature on March 15, 2025. As direct senior unsecured obligations of Vermilion, the notes rank equally with existing and future senior unsecured indebtedness of the Company.

The senior unsecured notes were recognized at amortized cost and include the transaction costs directly related to the issuance.

Subsequent to March 15, 2023, Vermilion may redeem some or all of the senior unsecured notes at a 100.00% redemption price plus any accrued and unpaid interest.

During the year ended December 31, 2024, Vermilion purchased $31.6 million of senior unsecured notes on the open market which were subsequently cancelled.

The Company has the right to roll over the senior unsecured notes under the existing revolving credit facility which matures May 26, 2028 thus has continued to classify the senior unsecured notes as non-current.

2030 senior unsecured notes

On April 26, 2022, Vermilion closed a private offering of US $400.0 million of senior unsecured notes, priced at 99.241% of par. The notes bear interest at a rate of 6.875% per annum, to be paid semi-annually on May 1 and November 1. The notes mature on May 1, 2030. As direct senior unsecured obligations of Vermilion, the notes rank equally with existing and future senior unsecured indebtedness of the Company.

The senior unsecured notes were recognized at amortized cost and include the transaction costs directly related to the issuance.

Vermilion may, at its option, redeem the notes prior to maturity as follows:

●	Prior to May 1, 2025, Vermilion may redeem up to 35% of the original principal amount of the notes with an amount of cash not greater than the net cash proceeds of certain equity offerings at a redemption price of 106.875% of the principal amount of the notes, together with accrued and unpaid interest.
●	Prior to May 1, 2025, Vermilion may also redeem some or all of the notes at a price equal to 100% of the principal amount of the notes, plus a “make-whole premium,” together with applicable premium, accrued and unpaid interest.
●	On or after May 1, 2025, Vermilion may redeem some or all of the senior unsecured notes at the redemption prices set forth below, together with accrued and unpaid interest.

Year	Redemption price
2025	103.438%
2026	102.292%
2027	101.146%
2028 and thereafter	100.000%